                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beutel, Goodman & Company Ltd.
Address: 20 Eglinton Avenue West
         Suite 2000
         Toronto, Ontario M4R 1K8

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael James Gibson
Title: Chief Financial Officer, Alternate Compliance Officer
Phone: 416 932-6337

Signature, Place, and Date of Signing:


-------------------------------------   Toronto, Ontario, Canada   May 18, 2006
[Signature]                                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-___________________   __________________________________________
[Repeat as necessary.]


                                     Page 1

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                              FORM 13F SUMMARY PAGE

Report Summary: December 31, 2005

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 3,074,507 (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
____ 28-________________________ ______________________________________
[Repeat as necessary.]

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                         Beutel, Goodman & Company Ltd.
                           Form 13F Information Table

          31-Dec-05

                                                                                        Voting Authority
                          Title                Value                Investment  Other  -----------------
Name of Issuer          of Class    CUSIP    (x $1000)    Shares    Discretion  Mgrs.     Sole    Shared     None
--------------          --------  ---------  ---------  ----------  ----------  -----  ---------  ------  ---------
Alcan Inc.               Common   013716105   164,276    4,010,229     Sole            3,058,329            951,900
Bank of Montreal         Common   063671101   234,827    4,212,058     Sole            3,117,874          1,094,184
Bank of Nova Scotia      Common   064149107   152,563    3,855,061     Sole            2,803,347          1,051,714
BCE Inc.                 Common   05534B109   244,399   10,224,022     Sole            7,713,977          2,510,045
CIBC                     Common   136069101   199,696    3,047,045     Sole            2,243,584            803,461
Enbridge                 Common   29250N105   114,538    3,674,732     Sole            2,769,077            905,655
Magna Intl Inc           Class A
                         Sub Vtg  559222401   126,360    1,753,839     Sole            1,336,561            417,278
Manulife Financial       Common   56501R106   377,390    6,444,965     Sole            4,880,700          1,564,265
Nexen                    Common   65334H102   193,293    4,066,399     Sole            3,087,799            978,600
Petro Canada             Common   71644E102   164,974    4,123,098     Sole            3,019,774          1,103,324
Sun Life Financial inc   Common   866796105   207,489    5,176,767     Sole            3,900,651          1,276,116
Talisman Energy Inc      Common   87425E103   225,105    4,260,535     Sole            3,160,560          1,099,975
Thomson Corp             Common   884903105   167,860    4,934,610     Sole            3,778,610          1,156,000
Toronto Dominion Bank    Common   891160509   368,479    7,027,769     Sole            5,258,489          1,769,280
Transalta Corp           Common   89346D107   133,258    6,114,317     Sole            4,647,499          1,466,818